Note 32 - Capital Base and Capital Management - Shareholder Equity (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Capital Base And Capital Management
CET 1 phased in capital at a consolidated level	8.438%
CET 1 phased in capital at a Individual level	7.875%
Phased in total capital ratio at the consolidated level	11.938%
Phased in total capital ratio at the individual level Line Items
Phased in total capital ratio at the individual level	11.375%
D-SIB buffer	0.75%
Equity Tier 1	11.7%
Equity tier 1 decrease to respect the last exercise	49 basis points
Deductions due to the regulatory	80%	60%
Impact of the deductions due to the regulatory	-56 basis points
Minimum CET 1 capital ratio required under Pillar 1 [Member]
Phased in total capital ratio at the individual level Line Items
Phased in total capital ratio at the individual level	4.5%
Pillar 1 Additional Tier 1 capital requirements [Member]
Phased in total capital ratio at the individual level Line Items
Phased in total capital ratio at the individual level	1.5%
Pillar 1 Tier 2 capital requirements [Member]
Phased in total capital ratio at the individual level Line Items
Phased in total capital ratio at the individual level	2%
Pillar 2 CET 1 capital requirements [Member]
Phased in total capital ratio at the individual level Line Items
Phased in total capital ratio at the individual level	1.5%
Capital conservation buffer [Member]
Phased in total capital ratio at the individual level Line Items
Phased in total capital ratio at the individual level	1.875% CET1 phased-in
Other Systemic Important Institution buffer [Member]
Phased in total capital ratio at the individual level Line Items
Phased in total capital ratio at the individual level	0.563% CET1 phased-in